JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Inflation Managed Bond Fund

Prospectus dated April 30, 2010, as supplemented

JPMorgan Emerging Markets Debt Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

Prospectus dated July 1, 2010, as supplemented

JPMorgan Multi-Sector Income Fund

Prospectus dated November 18, 2010, as supplemented

JPMorgan Credit Opportunities Fund

Prospectus dated November 23, 2010, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectus dated July 1, 2010, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware High Income Fund

Prospectus dated July 1, 2010, as supplemented

JPMorgan Tax Aware Income Opportunities Fund

Prospectus dated February 24, 2011, as supplemented

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

Prospectus dated February 28, 2011, as supplemented

J.P. Morgan International Funds

JPMorgan International Currency Income Fund

Prospectus dated February 28, 2011, as supplemented

J.P. Morgan International Equity Funds

JPMorgan Global Natural Resources Fund

Prospectus dated November 18, 2010, as supplemented

JPMorgan Asia Equity Fund

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Global Focus Fund

JPMorgan Global Equity Income Fund

JPMorgan India Fund

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Plus Fund

JPMorgan International Small Cap Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Latin America Fund

JPMorgan Russia Fund

Prospectuses dated February 28, 2011, as supplemented

J.P. Morgan Funds

JPMorgan Diversified Real Return Fund

JPMorgan Income Builder Fund

JPMorgan Strategic Preservation Fund

Prospectuses dated February 28, 2011, as supplemented

JPMorgan Alternative Strategies Fund

Prospectus dated June 2, 2010, as supplemented

J.P. Morgan Specialty Funds

Highbridge Dynamic Commodities Strategy Fund

Highbridge Statistical Market Neutral Fund

JPMorgan International Realty Fund

JPMorgan Research Market Neutral Fund

JPMorgan Research Equity Long/Short Fund

Prospectuses dated February 28, 2011, as supplemented

SUP-CLASSA-511

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement Income Fund®

JPMorgan SmartRetirement 2010 FundSM

JPMorgan SmartRetirement 2015 FundSM

JPMorgan SmartRetirement 2020 FundSM

JPMorgan SmartRetirement 2025 FundSM

JPMorgan SmartRetirement 2030 FundSM

JPMorgan SmartRetirement 2035 FundSM

JPMorgan SmartRetirement 2040 FundSM

JPMorgan SmartRetirement 2045 FundSM

JPMorgan SmartRetirement 2050 FundSM

Prospectus dated November 1, 2010, as supplemented

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectus dated November 1, 2010, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Growth and Income Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Multi Cap Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Multi-Cap Long/Short Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Large Cap Value Plus Fund

JPMorgan U.S. Research Equity Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

JPMorgan Value Discovery Fund

Prospectuses dated November 1, 2010, as supplemented

JPMorgan Mid Cap Core Fund

Prospectus dated November 29, 2010

JPMorgan Growth Long/Short Fund

Prospectus dated November 18, 2011

JPMorgan Multi-Cap Long/Short Fund

Prospectus dated November 18, 2011

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

JPMorgan Limited Duration Bond Fund

Prospectus dated July 1, 2010, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

Prospectus dated July 1, 2010, as supplemented

J.P. Morgan Specialty Funds

JPMorgan U.S. Real Estate Fund

Prospectus dated December 31, 2010, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectuses dated November 1, 2010, as supplemented

J.P. Morgan Investor Funds

JPMorgan Investor Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

Prospectus dated November 1, 2010, as supplemented

J.P. Morgan International Equity Funds

JPMorgan International Equity Index Fund

Prospectus dated February 28, 2011, as supplemented

J.P. MORGAN MUTUAL FUND GROUP

J.P. Morgan Income Funds

JPMorgan Short Term Bond Fund II

Prospectus dated July 1, 2010, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2010, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectus dated November 1, 2010, as supplemented

JPMORGAN VALUE OPPORTUNITIES FUND, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Value Opportunities Fund

Prospectus dated November 1, 2010, as supplemented

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

Prospectus dated December 31, 2010, as supplemented

(Class A Shares)

Supplement dated May 13, 2011

to the Prospectuses as dated above, as supplemented

Effective June 17, 2011, the Funds will no longer waive the Class A Sales Charge for purchases made by a charitable organization as defined for purposes of Section 501(c)(3) of the Internal Revenue Code of 1986, as amended, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization. To reflect this, item 12 in the section titled “Sales Charges — Waiver of the Class A Sales Charge” in “How to Do Business with the Funds” is deleted in its entirety. In addition, item 13 in the same section, which is the last item in the section, is renumbered as item 12.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE